Trade receivables	6 Months Ended
Dec. 31, 2022
Trade receivables.
Trade receivables

20         Trade receivables

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Trade receivables	150,863	91,207	103,082
Less: provision for impairment of trade receivables	(13,230)	(12,240)	(7,995)
Net trade receivables	137,633	78,967	95,087
Less: non-current portion
Trade receivables	21,224	29,757	41,024
Current trade receivables	116,409	49,210	54,063

Net trade receivables include transfer fees receivable from other football clubs of £55,311,000 (30 June 2022: £50,418,000; 31 December 2021: £61,256,000) of which £21,224,000 (30 June 2022: £29,757,000; 31 December 2021: £41,024,000) is receivable after more than one year. Net trade receivables also include £35,087,000 (30 June 2022: £19,903,000; 31 December 2021: £21,497,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

Gross contractual trade receivables pre discounting as at 31 December 2022 were £139,199,000 (30 June 2022: £80,150,000; 31 December 2021: £96,805,000).